UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Discovery Capital Management, LLC

Address:    20 Marshall Street
            South Norwalk, CT 06854


13F File Number: 028-12212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Gismondi
Title:   Chief Operating Officer
Phone:  (203) 838-3188


Signature, Place and Date of Signing:

/s/ Michael Gismondi     South Norwalk, Connecticut        May 15, 2013
--------------------     ----------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]



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Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  82

Form 13F Information Table Value Total: $7,490,553
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number    Name

1.      028-12213               Discovery Global Opportunity Master Fund, Ltd.

2.      028-14841               Discovery Global Focus Master Fund, Ltd.

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


                                            FORM 13F INFORMATION TABLE
                                                 March 31, 2013


COLUMN 1                      COLUMN 2          COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8

                                                            VALUE     SHRS OR    SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (X$1000)  PRN AMT    PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED NONE
--------------                ---------------   ------      --------- --------   --- ----  ----------- --------  -----   ------ ----
ABBVIE INC                    COM               00287Y109     6,851      168,000 SH        DEFINED     1, 2         168,000
AGNICO EAGLE MINES LTD        COM               008474108    12,312      300,000 SH        DEFINED     1, 2         300,000
ALLSTATE CORP                 COM               020002101   193,230    3,937,850 SH        DEFINED     1, 2       3,937,850
AMAZON COM INC                COM               023135106   215,311      807,950 SH        DEFINED     1, 2         807,950
ANADARKO PETE CORP            COM               032511107   247,702    2,832,500 SH        DEFINED     1, 2       2,832,500
AXIALL CORP                   COM               05463D100   138,025    2,220,483 SH        DEFINED     1, 2       2,220,483
CAMELOT INFORMATION SYS INC   ADS RP ORD SHS    13322V105     2,299    1,352,259 SH        DEFINED     1, 2       1,352,259
CAPITAL ONE FINL CORP         COM               14040H105   201,941    3,675,000 SH        DEFINED     1, 2       3,675,000
CEMEX SAB DE CV               SPON ADR NEW      151290889    83,517    7,113,600 SH        DEFINED     1, 2       7,113,600
CENTRAL EUROPEAN MEDIA ENTRP  CL A NEW          G20045202     3,775      894,558 SH        DEFINED     1, 2         894,558
CF INDS HLDGS INC             COM               125269100   195,712    1,028,059 SH        DEFINED     1, 2       1,028,059
COMPANIA DE MINAS BUENAVENTU  SPONSORED ADR     204448104     3,375      130,000 SH        DEFINED     1, 2         130,000
COMPANHIA ENERGETICA DE MINA  SP ADR N-V PFD    204409601    21,525    2,050,000 SH        DEFINED     1, 2       2,050,000
CITIGROUP INC                 COM NEW           172967424    78,331    1,770,600 SH        DEFINED     1, 2       1,770,600
COBALT INTL ENERGY INC        COM               19075F106    38,765    1,374,644 SH        DEFINED     1, 2       1,374,644
CREDICORP LTD                 COM               G2519Y108    20,260      122,012 SH        DEFINED     1, 2         122,012
DARDEN RESTAURANTS INC        COM               237194105    40,569      785,000 SH        DEFINED     1, 2         785,000
DENDREON CORP                 COM               24823Q107    28,000    5,913,400 SH        DEFINED     1, 2       5,913,400
DIRECTV                       COM               25490A309   156,211    2,760,400 SH        DEFINED     1, 2       2,760,400
DISCOVER FINL SVCS            COM               254709108   116,898    2,607,000 SH        DEFINED     1, 2       2,607,000
DOLLAR GEN CORP NEW           COM               256677105     5,027       99,390 SH        DEFINED     1, 2          99,390
DUNKIN BRANDS GROUP INC       COM               265504100    49,307    1,337,000 SH        DEFINED     1, 2       1,337,000
DURATA THERAPEUTICS INC       COM               26658A107     6,840      760,000 SH        DEFINED     1, 2         760,000
EBAY INC                      COM               278642103   179,749    3,315,174 SH        DEFINED     1, 2       3,315,174
EMBRAER S A                   SP ADR REP 4 COM  29082A107    19,873      557,130 SH        DEFINED     1, 2         557,130
EQUINIX INC                   COM NEW           29444U502    72,442      334,900 SH        DEFINED     1, 2         334,900
FOCUS MEDIA HLDG LTD          SPONSORED ADR     34415V109   147,333    5,495,459 SH        DEFINED     1, 2       5,495,459
FOOT LOCKER INC               COM               344849104   100,258    2,928,100 SH        DEFINED     1, 2       2,928,100
GOOGLE INC                    CL A              38259P508   371,539      467,823 SH        DEFINED     1, 2         467,823
GREEN MTN COFFEE ROASTERS IN  COM               393122106    30,650      540,000 SH        DEFINED     1, 2         540,000
GRUPO FINANCIERO SANTANDER M  SPON ADR SHS B    40053C105    83,245    5,395,000 SH        DEFINED     1, 2       5,395,000
GRUPO TELEVISA SA             SPON ADR REP ORD  40049J206    80,786    3,035,909 SH        DEFINED     1, 2       3,035,909
HCA HOLDINGS INC              COM               40412C101   104,366    2,568,700 SH        DEFINED     1, 2       2,568,700
HERTZ GLOBAL HOLDINGS INC     COM               42805T105   148,697    6,680,000 SH        DEFINED     1, 2       6,680,000
HOLLYFRONTIER CORP            COM               436106108     6,431      125,000 SH        DEFINED     1, 2         125,000
HUNTSMAN CORP                 COM               447011107    65,033    3,498,280 SH        DEFINED     1, 2       3,498,280
HYPERDYNAMICS CORP            COM               448954107       548      900,000 SH        DEFINED     1, 2         900,000
IMPERIAL HLDGS INC            COM               452834104     7,088    1,750,000 SH        DEFINED     1, 2       1,750,000
INGERSOLL-RAND PLC            SHS               G47791101   110,807    2,014,300 SH        DEFINED     1, 2       2,014,300
LAS VEGAS SANDS CORP          COM               517834107   298,368    5,294,900 SH        DEFINED     1, 2       5,294,900
LG DISPLAY CO LTD             SPONS ADR REP     50186V102       184       12,600 SH        DEFINED     1, 2          12,600
LIBERTY GLOBAL INC            COM SER A         530555101    78,245    1,066,300 SH        DEFINED     1, 2       1,066,300
LOWES COS INC                 COM               548661107    19,718      520,000 SH        DEFINED     1, 2         520,000
LYONDELLBASELL INDUSTRIES N   SHS - A -         N53745100   356,551    5,633,600 SH        DEFINED     1, 2       5,633,600
MANCHESTER UTD PLC NEW        ORD CL A          G5784H106     3,364      200,864 SH        DEFINED     1, 2         200,864
MARATHON PETE CORP            COM               56585A102   155,366    1,734,000 SH        DEFINED     1, 2       1,734,000
MELCO CROWN ENTMT LTD         ADR               585464100    96,155    4,118,000 SH        DEFINED     1, 2       4,118,000
MERCK & CO INC NEW            COM               58933Y105    36,810      832,800 SH        DEFINED     1, 2         832,800
METROPCS COMMUNICATIONS INC   COM               591708102    54,400    2,495,392 SH        DEFINED     1, 2       2,495,392
MGIC INVT CORP WIS            COM               552848103    26,223    5,297,600 SH        DEFINED     1, 2       5,297,600
MICHAEL KORS HLDGS LTD        SHS               G60754101    19,280      339,500 SH        DEFINED     1, 2         339,500
MOMENTA PHARMACEUTICALS INC   COM               60877T100    13,587    1,018,513 SH        DEFINED     1, 2       1,018,513
MONDELEZ INTL INC             CL A              609207105   125,828    4,110,000 SH        DEFINED     1, 2       4,110,000
NAVISTAR INTL CORP NEW        COM               63934E108   120,577    3,487,900 SH        DEFINED     1, 2       3,487,900
NEWS CORP                     CL A              65248E104    15,954      522,900 SH        DEFINED     1, 2         522,900
NIKE INC                      CL B              654106103   143,483    2,431,500 SH        DEFINED     1, 2       2,431,500
PFIZER INC                    COM               717081103   508,095   17,605,500 SH        DEFINED     1, 2      17,605,500
POLARIS INDS INC              COM               731068102    70,672      764,100 SH        DEFINED     1, 2         764,100
PRICELINE COM INC             COM NEW           741503403    97,045      141,020 SH        DEFINED     1, 2         141,020
PRUDENTIAL FINL INC           COM               744320102   215,886    3,659,700 SH        DEFINED     1, 2       3,659,700
QUALCOMM INC                  COM               747525103   166,005    2,479,900 SH        DEFINED     1, 2       2,479,900
RDA MICROELECTRONICS INC      SPONSORED ADR     749394102     1,388      150,000 SH        DEFINED     1, 2         150,000
SANDISK CORP                  COM               80004C101   142,011    2,583,900 SH        DEFINED     1, 2       2,583,900
SHERWIN WILLIAMS CO           COM               824348106    22,462      133,000 SH        DEFINED     1, 2         133,000
SPRINT NEXTEL CORP            COM SER 1         852061100     5,310      855,000 SH        DEFINED     1, 2         855,000
SUNCOR ENERGY INC NEW         COM               867224107    56,313    1,876,461 SH        DEFINED     1, 2       1,876,461
TESORO CORP                   COM               881609101    95,852    1,637,100 SH        DEFINED     1, 2       1,637,100
TIBCO SOFTWARE INC            COM               88632Q103    27,290    1,350,000 SH        DEFINED     1, 2       1,350,000
TIME WARNER INC               COM NEW           887317303    54,163      940,000 SH        DEFINED     1, 2         940,000
TRANSOCEAN LTD                REG SHS           H8817H100    20,270      390,100 SH        DEFINED     1, 2         390,100
TRIPADVISOR INC               COM               896945201    95,928    1,826,500 SH        DEFINED     1, 2       1,826,500
TRW AUTOMOTIVE HLDGS CORP     COM               87264S106     6,644      120,800 SH        DEFINED     1, 2         120,800
TURQUOISE HILL RES LTD        COM               900435108    15,416    2,423,905 SH        DEFINED     1, 2       2,423,905
UNIVERSAL DISPLAY CORP        COM               91347P105   197,294    6,703,856 SH        DEFINED     1, 2       6,703,856
VIACOM INC NEW                CL B              92553P201    39,347      640,000 SH        DEFINED     1, 2         640,000
VIMPELCOM LTD                 SPONSORED ADR     92719A106   118,481    9,964,730 SH        DEFINED     1, 2       9,964,730
VISA INC                      COM CL A          92826C839   358,617    2,111,500 SH        DEFINED     1, 2       2,111,500
DISNEY WALT CO                COM DISNEY        254687106    84,632    1,490,000 SH        DEFINED     1, 2       1,490,000
WYNN RESORTS LTD              COM               983134107    55,947      447,000 SH        DEFINED     1, 2         447,000
XUEDA ED GROUP                SPONSORED ADR     98418W109       841      270,380 SH        DEFINED     1, 2         270,380
YANDEX N V                    SHS CLASS A       N97284108    73,173    3,162,192 SH        DEFINED     1, 2       3,162,192
YOUKU TUDOU INC               SPONSORED ADR     98742U100     2,750      164,000 SH        DEFINED     1, 2         164,000


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